Income taxes (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	₨ 6,363	₨ 8,144
Inventories [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	3,363	3,197
Minimum Alternate Tax [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	0	3,929
Trade and other receivables [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	2,808	710
Operating/other tax loss carry-forward [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	2,086	2,053
Other current assets and other current liabilities, net [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	935	1,546
Property, plant and equipment [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	(3,139)	(3,300)
Other intangible assets [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	138	34
Others [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	₨ 172	₨ (25)